Summary of future minimum lease payments (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total future lease payments	$ 102,956	$ 259,281
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total future lease payments	105,694	217,187
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Five years and over	105,694	135,680
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Five years and over		46,240
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Five years and over		35,267
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Five years and over